Investments - Schedule of Mortgage and Corporate Loans (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Asset Management
Investments
Financing receivable, gross	$ 13,586	$ 13,586		$ 13,586
Allowance for credit losses	(299)	(299)	$ (299)	(299)	$ (299)
Financing receivable, net	13,287	13,287		13,287
Asset Management | Corporate loans
Investments
Financing receivable, gross	13,586	13,586		13,586
Insurance Solutions
Investments
Financing receivable, gross	174,177	171,435		147,515
Allowance for credit losses	(6,698)	(7,053)	(4,670)	(2,793)	(1,858)
Financing receivable, net	167,479	164,382		144,722
Insurance Solutions | Corporate loans
Investments
Financing receivable, gross	17,964	17,820		22,537
Allowance for credit losses	(978)	(1,078)	(996)	(1,541)	(1,715)
Insurance Solutions | Commercial real estate mortgage loans
Investments
Financing receivable, gross	57,676	60,429		60,449
Allowance for credit losses	(2,322)	(2,615)	(2,159)	(632)	(46)
Insurance Solutions | Multi-family mortgage loans
Investments
Financing receivable, gross	98,537	93,186		64,529
Allowance for credit losses	$ (3,398)	$ (3,360)	$ (1,515)	$ (620)	$ (97)